Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment [Abstract]
Summary of property and equipment

	December 31,
	2013	2012
Building and improvements	$227,603	$227,603
Furniture	119,810	119,810
Computers and Equipment	260,872	160,469
	608,285	507,882
Accumulated depreciation	(226,438)	(142,865)
Total	$381,847	$365,017